Jan. 31, 2018

STATE STREET INSTITUTIONAL FUNDS

(the “Trust”)

State Street Institutional Income Fund

(the “Fund”)

Supplement dated July 6, 2018

To the Prospectus and Statement of Additional Information (“SAI”),

each dated January 31, 2018

At a meeting held on June 5, 2018, the Board of Trustees of the Trust approved a change to the name of the Fund, and an update to the description of the Fund’s principal investment strategies. The Fund’s investment objective has not changed. Accordingly, effective immediately:

1)	All references to the Fund’s name in the Prospectus and SAI are deleted and replaced as follows:

Previous Name	New Name
State Street Institutional Income Fund	State Street Active Core Bond Fund

2)	On page 21 of the Prospectus, the first paragraph of the section entitled “PRINCIPAL INVESTMENT STRATEGIES” is deleted in its entirety and replaced with the following:
The Fund seeks to achieve its investment objective by investing at least 80% of its net assets (plus any borrowings for investment purposes) under normal circumstances in bonds and other debt securities.